Schedule II - VALUATION ACCOUNTS	12 Months Ended
Dec. 31, 2012
Schedule II - VALUATION ACCOUNTS

Schedule II—VALUATION ACCOUNTS

(dollars in thousands)

	Deducted From Assets in Balance Sheet
	Allowance for Doubtful Accounts		Allowance for Obsolete/ Excess Inventory

Ending Balance—December 31, 2009—Predecessor	514		7,145

Additions charged to cost and expense	26		954

Deductions due to:
Others	8	(A)	21	(A)

Ending Balance—May 28, 2010—Predecessor	532		8,078

Additions charged to cost and expense	18		553
Additions from Merger Transaction	—		951
Additions from acquired company	59		2,411

Deductions due to:
Others	89	(A)	983	(A)

Ending Balance—December 31, 2010—Successor	520		11,010

Additions charged to cost and expense	81		395
Deductions from Merger Transaction	—		(2,279)
Deductions from acquired company	98		(193)

Deductions due to:
Others	58	(A)	1,527	(A)

Ending Balance—December 31, 2011—Successor	641		7,406

Additions charged to cost and expense	643		1,264

Deductions due to:
Others	179	(A)	1,726	(A)

Ending Balance—December 31, 2012—Successor	$1,105		$6,944

Notes:

(A)	Includes write-off of accounts receivable (net of bad debt recoveries)and inventories.